Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Summary of Liabilities Measured at Fair Value on Recurring Basis
The Company’s liabilities that are measured at fair value on a recurring basis consist of the following as of December 31, 2021:

($ in thousands)	Quoted Prices in Active Markets for Identical Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Public warrant liabilities	$14,356	$—	$—
Private placement warrant liabilities	$—	$—	$9,705
Public Warrants

Schedule of Changes in Private Placement Warrant Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs	The following summarizes the changes in the Company’s private placement warrant liabilities, which are measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the year ended December 31, 2021:

($ in thousands)
Beginning balance	$—
Initial fair value of private placement warrants	10,291
Change in fair value of private placement warrants included in net income (loss)	(586)

Ending balance	$9,705

Schedule of Fair Value of Private Placement Warrants Estimated Using Black-Scholes-Merton Option Pricing Model
The fair value of the private placement warrants is estimated using the Black-Scholes-Merton option-pricing model based on the following key assumptions and significant inputs as of the respective valuation dates:

	December 31, 2021	September 30, 2021	September 1, 2021
Volatility	40.50%	34.50%	25.00%
Stock price	$6.40	$8.72	$8.80
Expected life of the options to convert	4.669	4.919	5.000
Risk-free rate	1.22%	0.98%	0.78%
Dividend yield	0.00%	0.00%	0.00%